Debt (Details) - USD ($)						3 Months Ended	12 Months Ended
	Aug. 22, 2023	Mar. 06, 2023	Feb. 27, 2023	Feb. 23, 2023	Feb. 22, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 30, 2023	Dec. 31, 2021
Debt (Details) [Line Items]
Aggregate principal amount		$ 2,900,000				$ 11,000,000	$ 11,000,000
Original issue discount						$ 500,000	$ 500,000
Purchase to warrants (in Shares)		530,000
Warrants exercisable						5 years	5 years
Per-share exercise price (in Dollars per share)		$ 0.5				$ 2	$ 2
Effective interest rate amount						$ 5,500,000	$ 5,500,000
Effective interest rate						17.90%	17.90%
Debt issuance costs						$ 165,000	$ 165,000
Loan discount						500,000	500,000
Outstanding net							4,200,000
Amortization of debt issue costs							18,903
Amortization of discount							56,735
Interest expense							166,527
Issuance cost							799,000
Fair value of warrants		$ 158,000				73,000	$ 551,000
Due date							Sep. 30, 2025
Principal amount				$ 2,000,000
Loan rate					8.00%
Conversion price (in Dollars per share)					$ 0.5
Cash					$ 2,000,000
Net revenue					$ 75,000,000
Loss on debt extinguishment						$ 879,045
Aggregate warrants (in Shares)		580,000
Convertible notes		$ 2,650,000
Accrue interest, percentage						7.75%
Aggregate gross proceeds						$ 3,000,000
Warrants, description						The Warrants will expire after 5 years from the date of issuance and may not be exercised on a cashless basis. The Warrants provide that a holder of Warrants will not have the right to exercise any portion of its Warrants, if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 4.99%, of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that each holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%; provided that any holder of the Warrants that beneficially owns in excess of 19.99% of the number of shares of the Common Stock outstanding on the issuance date of the Warrants shall not be subject to the Beneficial Ownership Limitation.
Loan monthly payments							30 months
Warrant [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)						1,000,000	1,000,000
Fair value of warrant						$ 80,000
Common Stock [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)						1,000,000	1,000,000
Per-share exercise price (in Dollars per share)						$ 2	$ 2
Class A Common Stock [Member]
Debt (Details) [Line Items]
Class A common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001
First tranches [Member]
Debt (Details) [Line Items]
Aggregate principal amount						$ 5,500,000	$ 5,500,000
Second tranche [Member]
Debt (Details) [Line Items]
Aggregate principal amount						$ 5,500,000	$ 5,500,000
Subsequent Event [Member]
Debt (Details) [Line Items]
Monthly payments of amount								$ 183,333
Black-Scholes model [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)							1,000,000
Forecast [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,000,000
Delaware Corporation [Member]
Debt (Details) [Line Items]
Aggregate principal amount		$ 10,000,000
JGB [Member]
Debt (Details) [Line Items]
Loan repaid			$ 2,000,000
JGB [Member] | Subsequent Event [Member]
Debt (Details) [Line Items]
Loan repaid			$ 2,000,000